Capital Leases (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016	Dec. 28, 2014
Capital Leased Assets [Line Items]
Capital lease obligations	$ 10.6	$ 11.1	$ 10.7
Less current maturities	4.1	4.0	3.5
Total capital leases, less current portion	6.5	7.1	7.2
Capital Lease
Capital Leased Assets [Line Items]
Capital lease monthly payment	$ 0.4	$ 0.4	$ 0.4
Minimum | Capital Lease
Capital Leased Assets [Line Items]
Capital lease interest rate (percent)	1.40%	1.40%	1.40%
Maximum | Capital Lease
Capital Leased Assets [Line Items]
Capital lease interest rate (percent)	4.50%	4.50%	4.00%
Maximum | Capital Lease | Scenario, Previously Reported
Capital Leased Assets [Line Items]
Capital lease interest rate (percent)		4.00%